Manually signed
1232442

FORM D

U.S. Securities and Exchange Commission
Washington, D.C. 20549

03058776

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: DLG L.P.

(____ Check if this is an amendment and name has changed, and indicate change.)

Filed under: ___Rule 504 ___Rule 505 _x_Rule 506
___Section 4(6) ___ULOE

Type of Filing: _X_ New Filing ____ Amendment

A. BASIC IDENTIFICATION DATA

1. Name of Issuer: DLG L.P.

Address of Executive Offices

c/o 101 Productions, Ltd.
260 West 44th St., Suite 600
New York, NY 10036

SEC MAIL PROCESSING SECTION
RECEIVED
MAY 12 2003
WASH. D.C. 207

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

PROCESSED
MAY 13 2003
THOMSON FINANCIAL

Production of stage play, "DE LA GUARDA"

Type of business Organization:
limited partnership

Estimated or actual date of Organization: 5/1/2003

_____Estimated _X_Actual

Jurisdiction of Organization: NY

WH

2.

======================================

Categories that apply:
Beneficial Owner, Promoter, General Partner

Name and Address:
David Binder Productions, Inc.
39 West 14th Street, #504
New York, NY 10011

======================================

Categories that apply:
Officer, Director or Owner of Corporate General Partner

Name and Address:
Binder, David
39 West 14th Street, #504
New York, NY 10011

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?
___YES _x_NO

2. What is the minimum investment that will be accepted from any individual? $5,000

3. Does the offering permit joint ownership?
_x_YES ___NO

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	0	0
Equity	0	0
Convertible Securities (including warrants)	0	0
Partnership Interests (preformation interests and rights to underlying partnership interests)	$400,000	0
Other	0	0
TOTAL	$400,000	0

2.

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	0
Non-Accredited Investors	0	0
TOTAL (for filings under Rule 504 only)	0	0

3. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	0
Regulation A	N/A	0
Rule 504	N/A	0
TOTAL	None	0

4.

a. Expenses in conndition with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

Transfer Agent's Fees	____	$
Printing and Engraving Costs	____	$
Legal Fees	x	$ 10,000
Accounting Fees	____	$
Engineering Fees	____	$
Sales Commissions	____	$
Other Expenses (Identify) Blue Sky photocopying, etc.	x	$ 1,000
TOTAL:	x	$ 11,000

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses: x $389,000

5. Amount of adjusted gross proceeds to the issuer

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	x $	x $1,142,000
Purchase of Real Estate	___ $	___ $
Purchase, rental or leasing and installation of machinery and equipment	___ $	___ $
Construction or leasing of plant buildings and facilities	___ $	___ $
Acquisition of other businesses*	___ $	___ $

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

Repayment of indebtedness	___ $	___ $
Working capital	___ $	___ $
Other:(sets, costumes, props)	x $	x $
Rehearsal & casting expenses, bonds, deposits, advances; advertising & promotion; general & administrative; and reserve	x $	x $ 389,000
Column Totals:	x $	x $ 389,000

Total Payments Listed: x $389,000
(column totals added)

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer:	Signature:	Date:
DLG L.P.	David Binder	May 5, 2003

Name of Signer:	Title of Signer:
David Binder	President, David Binder Productions, Inc. General Partner of the Issuer